Financial instruments and related disclosures - Summary of Maturity Analysis for Non-derivative Financial Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Obligations under finance leases	£ (1,015)	£ (1,117)
Non Derivatives Financial Liabilities [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(23,296)	(26,191)
Interest on debt	(7,603)	(8,309)
Obligations under finance leases	(1,015)	(1,117)
Finance charge on obligations under finance leases	(153)	(180)
Trade payables and other liabilities not in net debt	(24,377)	(22,894)
Total	(56,444)	(58,691)
Non Derivatives Financial Liabilities [member] | Not later than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(3,399)	(3,493)
Interest on debt	(686)	(725)
Obligations under finance leases	(203)	(230)
Finance charge on obligations under finance leases	(25)	(34)
Trade payables and other liabilities not in net debt	(16,432)	(14,554)
Total	(20,745)	(19,036)
Non Derivatives Financial Liabilities [member] | Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(4,042)	(2,566)
Interest on debt	(620)	(686)
Obligations under finance leases	(185)	(207)
Finance charge on obligations under finance leases	(22)	(28)
Trade payables and other liabilities not in net debt	(935)	(995)
Total	(5,804)	(4,482)
Non Derivatives Financial Liabilities [member] | Between 2 and 3 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,582)	(4,078)
Interest on debt	(574)	(621)
Obligations under finance leases	(120)	(126)
Finance charge on obligations under finance leases	(19)	(22)
Trade payables and other liabilities not in net debt	(893)	(897)
Total	(3,188)	(5,744)
Non Derivatives Financial Liabilities [member] | Between 3 and 4 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,372)	(1,632)
Interest on debt	(538)	(576)
Obligations under finance leases	(93)	(96)
Finance charge on obligations under finance leases	(16)	(18)
Trade payables and other liabilities not in net debt	(919)	(867)
Total	(2,938)	(3,189)
Non Derivatives Financial Liabilities [member] | Between 4 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(1,428)	(1,407)
Interest on debt	(500)	(539)
Obligations under finance leases	(73)	(86)
Finance charge on obligations under finance leases	(14)	(15)
Trade payables and other liabilities not in net debt	(924)	(883)
Total	(2,939)	(2,930)
Non Derivatives Financial Liabilities [member] | Between Five and Ten Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(4,440)	(6,018)
Interest on debt	(2,046)	(2,177)
Obligations under finance leases	(205)	(239)
Finance charge on obligations under finance leases	(44)	(47)
Trade payables and other liabilities not in net debt	(2,703)	(3,169)
Total	(9,438)	(11,650)
Non Derivatives Financial Liabilities [member] | Greater Than Ten Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debt	(7,033)	(6,997)
Interest on debt	(2,639)	(2,985)
Obligations under finance leases	(136)	(133)
Finance charge on obligations under finance leases	(13)	(16)
Trade payables and other liabilities not in net debt	(1,571)	(1,529)
Total	£ (11,392)	£ (11,660)